Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended
	Oct. 28, 2021	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Subsequent Events (Details) [Line Items]
Cash balance increased			$ 1,641	$ 8,669	$ 14,481
Share price (in Dollars per share)					$ 3	$ 3
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Transactions shares issued (in Shares)	67,419,627
Purchase shares (in Shares)	4,320,133
Option shares purchased (in Shares)	1,968,861
Subsequent event, description	Upon consummation of the Business Combination, AT&T elected to exchange its Vendor Warrants in the Company for a new warrant to purchase 4,320,133 shares of common stock in NextNav Inc. at an exercise price of $0.01 (the “Public Warrant”) and the outstanding Financing Warrants were exercised by the holders and immediately converted to common stock in NextNav Inc.
Financing agreement outstanding balance	$ 96,800
Committed amount		$ 105,300
Minimum [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Fund operations		65,000
Maximum [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Fund operations		$ 80,000
PIPE [Member]
Subsequent Events (Details) [Line Items]
Cash balance increased	$ 104,200
Private Placement [Member]
Subsequent Events (Details) [Line Items]
Shares issue (in Shares)	20,500,000
Share price (in Dollars per share)	$ 10